Future accounting developments	3 Months Ended
Jan. 31, 2023
Text Block [Abstract]
Future accounting developments
4.	Future accounting developments
There are no significant updates to the future accounting developments disclosed in Note 5 of the Bank’s audited consolidated financial statements in the 2022 Annual Report.